Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details) (US VR Global Inc.) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017
Equipment - Office [Member]
Estimated useful lives	3 years
Computer [Member]
Estimated useful lives	3 years
Furniture and Fittings [Member]
Estimated useful lives	5 years
Leasehold Improvement - Office [Member]
Estimated useful lives	5 years